Segment Reporting Reconciliation of Sales and Operating Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Sales and Operating Data from Segment to Consolidated [Line Items]
Net sales	$ 3,778	$ 3,762	$ 4,062	$ 3,897	$ 3,822	$ 3,665	$ 3,882	$ 3,682	$ 15,499		$ 15,051		$ 14,070
Depreciation and Amortization									540		499		445
Adjusted Operating Income									1,925		1,779		1,577
Operating income	464	392	462	440	406	376	464	381	1,758	[1]	1,627	[2]	1,390	[3]
Equity income, net of tax									20		15		10
Net income attributable to noncontrolling interest									71		71		68
Capital expenditures									779		605		642
Restructuring									140		137		163
Electrical / Electronic Architecture [Member]
Sales and Operating Data from Segment to Consolidated [Line Items]
Restructuring									57		28		49
Powertrain Systems [Member]
Sales and Operating Data from Segment to Consolidated [Line Items]
Restructuring									55		53		25
Electronics And Safety [Member]
Sales and Operating Data from Segment to Consolidated [Line Items]
Restructuring									28		56		89
Operating Segments [Member] | Electrical / Electronic Architecture [Member]
Sales and Operating Data from Segment to Consolidated [Line Items]
Net sales									8,274		7,972		6,815
Depreciation and Amortization									266		237		165
Adjusted Operating Income									1,060		982		761
Operating income									986	[1]	939	[2]	703	[3]
Equity income, net of tax									21		15		13
Net income attributable to noncontrolling interest									35		40		37
Capital expenditures									326		293		238
Restructuring									57		28		49
Operating Segments [Member] | Powertrain Systems [Member]
Sales and Operating Data from Segment to Consolidated [Line Items]
Net sales									4,535		4,392		4,631
Depreciation and Amortization									194		188		182
Adjusted Operating Income									518		470		525
Operating income									459	[1]	417	[2]	500	[3]
Equity income, net of tax									(1)		0		(3)
Net income attributable to noncontrolling interest									36		31		31
Capital expenditures									315		224		304
Restructuring									55		53		25
Operating Segments [Member] | Electronics And Safety [Member]
Sales and Operating Data from Segment to Consolidated [Line Items]
Net sales									2,885		2,878		2,813
Depreciation and Amortization									80		74		98
Adjusted Operating Income									347		327		291
Operating income									313	[1]	271	[2]	187	[3]
Equity income, net of tax									0		0		0
Net income attributable to noncontrolling interest									0		0		0
Capital expenditures									89		64		66
Restructuring									28		56		89
Intersegment Eliminations [Member] | Eliminations And Other [Member]
Sales and Operating Data from Segment to Consolidated [Line Items]
Net sales									(195)	[4]	(191)	[4]	(189)	[4]
Depreciation and Amortization									0	[4]	0	[4]	0	[4]
Adjusted Operating Income									0	[4]	0	[4]	0	[4]
Operating income									0	[1],[4]	0	[2],[4]	0	[3],[4]
Equity income, net of tax									0	[4]	0	[4]	0	[4]
Net income attributable to noncontrolling interest									0	[4]	0	[4]	0	[4]
Capital expenditures									49	[4]	24	[4]	34	[4]
Restructuring									$ 0		$ 0		$ 0

[1]	Includes charges recorded in 2014 related to costs associated with employee termination benefits and other exit costs of $57 million for Electrical/Electronic Architecture, $55 million for Powertrain Systems and $28 million for Electronics and Safety.
[2]	Includes charges recorded in 2013 related to costs associated with employee termination benefits and other exit costs of $28 million for Electrical/Electronic Architecture, $53 million for Powertrain Systems and $56 million for Electronics and Safety .
[3]	Includes charges recorded in 2012 related to costs associated with employee termination benefits and other exit costs of $49 million for Electrical/Electronic Architecture, $25 million for Powertrain Systems and $89 million for Electronics and Safety.
[4]	Eliminations and Other includes the elimination of inter-segment transactions.